Related Party Transactions	3 Months Ended
Aug. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 4 – RELATED PARTY TRANSACTIONS

The Company has received a loans from a related parties in the aggregate amount of $15,000 for working capital purposes. The unsecured loan bears interest at 5.5% per annum and is due upon demand.